Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited)

September 30, 2025

	Shares/ Principal	Fair Value
Common Stocks - 98.6%
Aerospace & Defense - 1.8%
Boeing Co. (The) *	2,433	$525,115
Carpenter Technology Corp.	2,906	713,539
General Dynamics Corp.	5,032	1,715,912
General Electric Co.	12,528	3,768,673
HEICO Corp., Class A	3,134	796,318
Lockheed Martin Corp.	3,894	1,943,924
Northrop Grumman Corp.	160	97,491
RTX Corp.	14,158	2,369,058
		11,930,030
Air Freight & Logistics - 0.1%
FedEx Corp.	1,834	432,476
Automobile Components - 0.2%
BorgWarner, Inc.	37,554	1,650,874
Automobiles - 2.1%
General Motors Co.	27,825	1,696,490
Tesla, Inc. *	28,532	12,688,751
		14,385,241
Banks - 3.5%
Bank of America Corp.	131,270	6,772,219
Citigroup, Inc.	28,276	2,870,014
Huntington Bancshares, Inc.	152,816	2,639,133
JPMorgan Chase & Co.	33,677	10,622,736
Southstate Bank Corp.	4,652	459,943
		23,364,045
Beverages - 0.6%
Coca-Cola Co. (The)	33,803	2,241,815
Keurig Dr Pepper, Inc.	24,168	616,526
Monster Beverage Corp. *	19,721	1,327,420
		4,185,761
Biotechnology - 2.0%
AbbVie, Inc.	26,117	6,047,130
Amgen, Inc.	210	59,262
Gilead Sciences, Inc.	16,401	1,820,511
Moderna, Inc. *	16,173	417,749
Natera, Inc. *	2,623	422,224
Regeneron Pharmaceuticals, Inc.	6,341	3,565,354
Ultragenyx Pharmaceutical, Inc. *	5,637	169,561
United Therapeutics Corp. *	953	399,507
Vertex Pharmaceuticals, Inc. *	1,351	529,106
		13,430,404
Broadline Retail - 4.4%
Amazon.com, Inc. *	130,461	28,645,322
Global-e Online Ltd., Class E *	1,907	68,194
JD.com, Inc., ADR	19,268	673,995
		29,387,511
Building Products - 0.7%
Armstrong World Industries, Inc.	1,383	271,082
Johnson Controls International PLC	14,836	1,631,218
Owens Corning	1,352	191,254
Trane Technologies PLC	6,178	2,606,869
		4,700,423

	Shares/ Principal	Fair Value

Capital Markets - 3.9%
Blackstone, Inc.	15,734	$2,688,154
Charles Schwab Corp. (The)	65,301	6,234,286
CME Group, Inc.	12,694	3,429,792
Futu Holdings Ltd., ADR	424	73,738
Interactive Brokers Group, Inc., Class A	9,343	642,892
Intercontinental Exchange, Inc.	8,950	1,507,896
Moody's Corp.	3,637	1,732,958
Morgan Stanley	37,432	5,950,191
Nasdaq, Inc.	35,836	3,169,694
Robinhood Markets, Inc., Class A *	497	71,160
S&P Global, Inc.	1,614	785,550
		26,286,311
Chemicals - 0.8%
Celanese Corp.	5,430	228,494
Corteva, Inc.	68,887	4,658,828
PPG Industries, Inc.	1,572	165,233
		5,052,555
Commercial Services & Supplies - 1.1%
Cintas Corp.	10,952	2,248,007
Copart, Inc. *	25,612	1,151,772
Republic Services, Inc.	6,970	1,599,475
Veralto Corp.	8,147	868,552
Waste Connections, Inc.	2,226	391,331
Waste Management, Inc.	5,258	1,161,124
		7,420,261
Communications Equipment - 1.3%
Arista Networks, Inc. *	26,500	3,861,315
Cisco Systems, Inc.	34,600	2,367,332
Motorola Solutions, Inc.	5,356	2,449,245
		8,677,892
Construction & Engineering - 0.4%
Comfort Systems USA, Inc.	1,426	1,176,706
MasTec, Inc. *	6,322	1,345,385
		2,522,091
Consumer Finance - 0.7%
Ally Financial, Inc.	15,013	588,510
American Express Co.	10,344	3,435,863
OneMain Holdings, Inc.	2,714	153,232
Qifu Technology, Inc., ADR	6,723	193,488
		4,371,093
Consumer Staples Distribution & Retail - 2.4%
Costco Wholesale Corp.	7,334	6,788,571
Performance Food Group Co. *	1,507	156,788
Sprouts Farmers Market, Inc. *	1,008	109,670
Walmart, Inc.	87,165	8,983,225
		16,038,254
Containers & Packaging - 0.0%†
Crown Holdings, Inc.	2,727	263,401
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	50,092	1,414,598

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value

Diversified Telecommunication Services (continued)
Verizon Communications, Inc.	33,188	$1,458,613
		2,873,211
Electric Utilities - 1.3%
Edison International	30,058	1,661,606
Entergy Corp.	42,720	3,981,077
NextEra Energy, Inc.	25,144	1,898,120
PG&E Corp.	76,211	1,149,262
		8,690,065
Electrical Equipment - 0.8%
AMETEK, Inc.	16,230	3,051,240
GE Vernova, Inc.	2,078	1,277,762
Rockwell Automation, Inc.	2,020	706,051
		5,035,053
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp., Class A	39,449	4,881,814
Flex Ltd. *	1,837	106,491
		4,988,305
Energy Equipment & Services - 0.2%
Schlumberger NV	46,649	1,603,326
Entertainment - 1.1%
Netflix, Inc. *	5,539	6,640,818
Roku, Inc. *	1,953	195,554
Take-Two Interactive Software, Inc. *	654	168,967
Walt Disney Co. (The)	2,773	317,509
		7,322,848
Financial Services - 3.7%
Berkshire Hathaway, Inc., Class B *	21,240	10,678,198
Fidelity National Information Services, Inc.	16,563	1,092,164
Klarna Group PLC *	3,773	138,281
Mastercard, Inc., Class A	8,752	4,978,225
Visa, Inc., Class A	22,851	7,800,874
		24,687,742
Food Products - 0.0%†
Kellanova	3,115	255,492
Ground Transportation - 0.9%
Uber Technologies, Inc. *	17,982	1,761,697
Union Pacific Corp.	18,806	4,445,174
		6,206,871
Health Care Equipment & Supplies - 1.6%
Boston Scientific Corp. *	42,262	4,126,039
Edwards Lifesciences Corp. *	6,567	510,716
Insulet Corp. *	1,655	510,948
Intuitive Surgical, Inc. *	6,137	2,744,650
Medtronic PLC	7,626	726,300
Stryker Corp.	6,082	2,248,333
		10,866,986

	Shares/ Principal	Fair Value

Health Care Providers & Services - 1.7%
Cardinal Health, Inc.	25,789	$4,047,842
Centene Corp. *	29,455	1,050,954
Cigna Group (The)	3,991	1,150,406
Elevance Health, Inc.	2,607	842,374
Encompass Health Corp.	972	123,463
HealthEquity, Inc. *	2,882	273,127
McKesson Corp.	584	451,163
UnitedHealth Group, Inc.	10,860	3,749,958
		11,689,287
Health Care REITs - 0.3%
Ventas, Inc.	25,048	1,753,109
Welltower, Inc.	1,934	344,523
		2,097,632
Hotels, Restaurants & Leisure - 1.6%
Booking Holdings, Inc.	764	4,125,042
Boyd Gaming Corp.	2	173
Caesars Entertainment, Inc. *	18,744	506,557
Chipotle Mexican Grill, Inc. *	31,386	1,230,017
Darden Restaurants, Inc.	6,049	1,151,488
Las Vegas Sands Corp.	3,743	201,336
McDonald's Corp.	11,172	3,395,059
		10,609,672
Household Durables - 0.6%
Garmin Ltd.	8,083	1,990,196
Meritage Homes Corp.	4,121	298,484
NVR, Inc. *	58	466,010
Toll Brothers, Inc.	8,610	1,189,386
		3,944,076
Household Products - 0.7%
Procter & Gamble Co. (The)	28,677	4,406,221
Industrial Conglomerates - 1.0%
Honeywell International, Inc.	32,083	6,753,471
Insurance - 1.2%
Allstate Corp. (The)	5,637	1,209,982
Hartford Financial Services Group, Inc. (The)	3,316	442,321
MetLife, Inc.	2,027	166,964
Progressive Corp. (The)	13,255	3,273,322
Travelers Cos., Inc. (The)	10,088	2,816,772
		7,909,361
Interactive Media & Services - 7.3%
Alphabet, Inc., Class A	64,920	15,782,052
Alphabet, Inc., Class C	54,055	13,165,095
Meta Platforms, Inc., Class A	26,665	19,582,243
Pinterest, Inc., Class A *	8,442	271,579
		48,800,969
IT Services - 0.5%
Accenture PLC, Class A	2,964	730,922
Globant SA *	2,133	122,392
GoDaddy, Inc., Class A *	3,417	467,548

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value

IT Services (continued)
International Business Machines Corp.	7,681	$2,167,271
VeriSign, Inc.	500	139,785
		3,627,918
Leisure Products - 0.2%
Hasbro, Inc.	18,224	1,382,290
Life Sciences Tools & Services - 0.3%
Danaher Corp.	6,372	1,263,313
Thermo Fisher Scientific, Inc.	1,691	820,169
		2,083,482
Machinery - 1.6%
Caterpillar, Inc.	6,310	3,010,816
Crane Co.	589	108,458
Deere & Co.	1,118	511,217
Dover Corp.	2,373	395,888
Mueller Industries, Inc.	23,377	2,363,648
Parker-Hannifin Corp.	3,820	2,896,133
Westinghouse Air Brake Technologies Corp.	5,438	1,090,156
Xylem, Inc.	599	88,353
		10,464,669
Marine Transportation - 0.0%†
Kirby Corp. *	3,789	316,192
Media - 0.7%
Comcast Corp., Class A	119,503	3,754,784
Fox Corp., Class B	1,623	92,982
Trade Desk, Inc. (The), Class A *	12,273	601,500
		4,449,266
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	31,584	1,238,725
Newmont Corp.	13,498	1,138,016
		2,376,741
Multi-Utilities - 0.3%
Consolidated Edison, Inc.	17,658	1,774,982
Oil, Gas & Consumable Fuels - 2.0%
Chevron Corp.	14,150	2,197,353
Chord Energy Corp.	3,567	354,453
Devon Energy Corp.	108,542	3,805,483
Expand Energy Corp.	5,992	636,590
Exxon Mobil Corp.	2,044	230,461
HF Sinclair Corp.	2,073	108,501
Kinder Morgan, Inc.	81,287	2,301,235
Ovintiv, Inc.	40,445	1,633,169
Valero Energy Corp.	3,590	611,233
Williams Cos., Inc. (The)	22,719	1,439,249
		13,317,727
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	13,804	783,377
Personal Care Products - 0.0%†
BellRing Brands, Inc. *	1,236	44,929

	Shares/ Principal	Fair Value

Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co.	113,193	$5,105,004
Eli Lilly & Co.	10,835	8,267,105
Johnson & Johnson	35,861	6,649,347
Merck & Co., Inc.	2,642	221,743
Pfizer, Inc.	219,419	5,590,796
		25,833,995
Professional Services - 0.1%
ExlService Holdings, Inc. *	3,919	172,553
Verisk Analytics, Inc.	2,276	572,437
		744,990
Residential REITs - 0.0%†
Camden Property Trust	2,867	306,138
Retail REITs - 0.5%
Kimco Realty Corp.	90,808	1,984,155
Simon Property Group, Inc.	8,264	1,550,905
		3,535,060
Semiconductors & Semiconductor Equipment - 14.0%
Advanced Micro Devices, Inc. *	14,925	2,414,716
Analog Devices, Inc.	3,736	917,935
Broadcom, Inc.	55,402	18,277,674
Credo Technology Group Holding Ltd. *	3,444	501,481
Intel Corp. *	41,476	1,391,520
Lam Research Corp.	55,432	7,422,345
Marvell Technology, Inc.	6,736	566,295
Micron Technology, Inc.	18,463	3,089,229
NVIDIA Corp.	298,126	55,624,349
Qorvo, Inc. *	1,817	165,492
QUALCOMM, Inc.	13,272	2,207,930
Skyworks Solutions, Inc.	3,301	254,111
Texas Instruments, Inc.	6,174	1,134,349
		93,967,426
Software - 11.7%
Adobe, Inc. *	9,476	3,342,659
AppLovin Corp., Class A *	1,217	874,463
Atlassian Corp., Class A *	2,541	405,798
Crowdstrike Holdings, Inc., Class A *	580	284,420
Elastic NV *	10,891	920,181
Figma, Inc., Class A *	2,504	129,882
Fortinet, Inc. *	3,416	287,217
HubSpot, Inc. *	2,283	1,067,987
Intuit, Inc.	6,625	4,524,279
Microsoft Corp.	94,709	49,054,527
Oracle Corp.	11,022	3,099,827
Palantir Technologies, Inc., Class A *	30,013	5,474,971
Palo Alto Networks, Inc. *	3,847	783,326
Rubrik, Inc., Class A *	2,310	189,998
Salesforce, Inc.	17,600	4,171,200
ServiceNow, Inc. *	3,759	3,459,333
		78,070,068

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value

Specialized REITs - 0.7%
CubeSmart	49,290	$2,004,131
Equinix, Inc.	1,591	1,246,135
Public Storage	4,563	1,318,023
		4,568,289
Specialty Retail - 1.7%
AutoNation, Inc. *	903	197,549
AutoZone, Inc. *	154	660,697
Best Buy Co., Inc.	1,742	131,730
CarMax, Inc. *	6,788	304,578
Home Depot, Inc. (The)	9,189	3,723,291
Lithia Motors, Inc., Class A	802	253,432
TJX Cos., Inc. (The)	43,489	6,285,900
		11,557,177
Technology Hardware, Storage & Peripherals - 7.1%
Apple, Inc.	184,008	46,853,957
Dell Technologies, Inc., Class C	2,575	365,058
Western Digital Corp.	903	108,414
		47,327,429
Textiles, Apparel & Luxury Goods - 0.3%
Amer Sports, Inc. *	4,501	156,410
Ralph Lauren Corp.	1,617	507,026
Tapestry, Inc.	9,345	1,058,041
		1,721,477
Tobacco - 0.3%
Philip Morris International, Inc.	14,490	2,350,278
Trading Companies & Distributors - 0.7%
Air Lease Corp.	964	61,358
Applied Industrial Technologies, Inc.	4,753	1,240,771
Ferguson Enterprises, Inc.	13,741	3,085,954
		4,388,083
Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc.	10,715	2,564,957
Total Common Stocks
(Cost - $389,308,426)		660,396,151
Short-Term Investments - 1.4%
Money Market Funds - 1.4%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.04%(a) (Cost - $9,427,644)	9,427,644	9,427,644
Total Short-Term Investments (Cost - $9,427,644)		9,427,644
Total Investments - 100.0%
(Cost - $398,736,070)		$669,823,795
Other Assets Less Liabilities - Net 0.0%†		115,293
Total Net Assets - 100.0%		$669,939,088

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

ADR	-	American Depositary Receipt
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
S&P500 EMINI FUT DEC25	Goldman Sachs & Co	30	12/19/2025	$10,108,125	$114,464